Debt Obligations - Schedule of Debt Obligations (Details) - USD ($)	Sep. 30, 2020		Dec. 31, 2019		Dec. 31, 2018
Convertible Debt Obligations [Line Items]
Principal	$ 1,270,354
Accrued Interest	573,150		$ 75,704		$ 52,209
Total payment			895,064
2010 Debt Obligations [Member]
Convertible Debt Obligations [Line Items]
Principal
Accrued Interest	324,121	[1]	305,294	[2]	279,735	[2]
Total payment	324,121		305,294		279,735
2017 Notes [Member]
Convertible Debt Obligations [Line Items]
Principal	1,170,354		1,170,354		1,251,854
Accrued Interest	237,521	[1]	167,341	[2]	75,013	[2]
Total payment	1,407,875		1,337,695		1,326,867
Gaucho Notes [Member]
Convertible Debt Obligations [Line Items]
Principal	100,000		100,000		1,480,800
Accrued Interest	11,508	[1]	6,260	[2]	18,787	[2]
Total payment	111,508		106,260		1,499,587
Total Debt Obligations [Member]
Convertible Debt Obligations [Line Items]
Principal	1,270,354		1,270,354		2,732,654
Accrued Interest	573,150	[1]	478,895	[2]	373,535	[2]
Total payment	$ 1,843,504		$ 1,749,249		$ 3,106,189

[1]	Accrued interest is included as a component of accrued expenses on the accompanying condensed consolidated balance sheets.
[2]	Accrued interest is included as a component of accrued expenses on the accompanying consolidated balance sheets (see Note 8 -Accrued Expenses).